SCHEDULE OF PROPERTY AND EQUIPMENT EXPECTED USEFUL LIFE (Details)	12 Months Ended
Dec. 31, 2022
Leasehold Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Over the remaining lease term
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Over the remaining lease term
Plant And Machineries [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	10 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	5 years
Office Equipment and Furniture and Fittings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	3 years
Office Equipment and Furniture and Fittings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	10 years